Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

July 31, 2020

LCS-QTLY-0920
1.804840.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	306,906	$17,641
Entertainment - 2.5%
Activision Blizzard, Inc.	121,432	10,034
Electronic Arts, Inc. (a)	62,417	8,839
The Walt Disney Co.	157,404	18,407
Vivendi SA	693,320	18,398
Warner Music Group Corp. Class A	77,500	2,337
		58,015
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	3,114	4,633
Class C (a)	3,016	4,473
Match Group, Inc. (a)	69,360	7,123
		16,229
Media - 4.3%
Comcast Corp. Class A	2,091,947	89,535
Discovery Communications, Inc. Class A (a)	75,403	1,591
Interpublic Group of Companies, Inc.	412,416	7,444
		98,570

TOTAL COMMUNICATION SERVICES		190,455

CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.6%
BorgWarner, Inc.	387,617	14,187
Automobiles - 0.6%
General Motors Co.	522,200	12,998
Distributors - 0.1%
LKQ Corp. (a)	77,063	2,172
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	57,700	4,416
Household Durables - 1.1%
Mohawk Industries, Inc. (a)	118,941	9,497
Whirlpool Corp.	97,075	15,835
		25,332
Internet & Direct Marketing Retail - 0.9%
Expedia, Inc.	41,700	3,378
Ocado Group PLC (a)	87,200	2,343
The Booking Holdings, Inc. (a)	8,988	14,939
		20,660
Specialty Retail - 1.3%
Lowe's Companies, Inc.	204,153	30,400
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	33,800	3,299
Tapestry, Inc.	59,989	801
		4,100

TOTAL CONSUMER DISCRETIONARY		114,265

CONSUMER STAPLES - 7.5%
Beverages - 1.3%
Anheuser-Busch InBev SA NV ADR (b)	40,300	2,194
Diageo PLC sponsored ADR	41,000	6,037
The Coca-Cola Co.	443,472	20,950
		29,181
Food & Staples Retailing - 1.3%
Performance Food Group Co. (a)	120,146	3,366
Sysco Corp.	227,100	12,002
Walmart, Inc.	110,798	14,337
		29,705
Household Products - 0.6%
Colgate-Palmolive Co.	3,100	239
Energizer Holdings, Inc.	5,700	286
Procter & Gamble Co.	69,422	9,103
Spectrum Brands Holdings, Inc.	80,298	4,349
		13,977
Personal Products - 0.1%
Unilever NV	51,600	3,049
Tobacco - 4.2%
Altria Group, Inc.	1,969,515	81,046
British American Tobacco PLC sponsored ADR	459,788	15,426
		96,472

TOTAL CONSUMER STAPLES		172,384

ENERGY - 7.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA (a)	203,300	1,524
Oil, Gas & Consumable Fuels - 7.0%
Cabot Oil & Gas Corp.	108,300	2,025
Cenovus Energy, Inc. (Canada)	4,332,141	19,276
Equinor ASA sponsored ADR	1,583,884	23,616
Exxon Mobil Corp.	1,895,900	79,779
Hess Corp.	609,547	29,996
Kosmos Energy Ltd.	1,884,859	3,035
Total SA sponsored ADR	84,705	3,190
		160,917

TOTAL ENERGY		162,441

FINANCIALS - 15.1%
Banks - 9.9%
Bank of America Corp.	2,861,070	71,183
JPMorgan Chase & Co.	332,390	32,122
M&T Bank Corp.	38,003	4,026
PNC Financial Services Group, Inc.	206,912	22,071
Truist Financial Corp.	565,554	21,186
U.S. Bancorp	418,343	15,412
Wells Fargo & Co.	2,496,498	60,565
		226,565
Capital Markets - 3.5%
KKR & Co. LP	328,558	11,621
Morgan Stanley	227,345	11,113
Northern Trust Corp.	346,912	27,181
Raymond James Financial, Inc.	56,630	3,935
State Street Corp.	424,589	27,085
		80,935
Consumer Finance - 0.4%
Discover Financial Services	199,500	9,861
Encore Capital Group, Inc. (a)	1,200	44
		9,905
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (c)	7,975	3,087
Insurance - 0.3%
Chubb Ltd.	43,511	5,536
The Travelers Companies, Inc.	17,988	2,058
		7,594
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	596,211	4,931
Radian Group, Inc.	974,916	14,546
		19,477

TOTAL FINANCIALS		347,563

HEALTH CARE - 19.2%
Biotechnology - 2.1%
AbbVie, Inc.	63,229	6,001
ADC Therapeutics SA (a)	27,200	1,265
Alexion Pharmaceuticals, Inc. (a)	151,104	15,487
Alnylam Pharmaceuticals, Inc. (a)	33,955	4,949
Amgen, Inc.	16,196	3,963
Crinetics Pharmaceuticals, Inc. (a)	54,100	751
Gritstone Oncology, Inc. (a)	146,087	468
Heron Therapeutics, Inc. (a)	28,816	469
Insmed, Inc. (a)	229,739	6,001
Intercept Pharmaceuticals, Inc. (a)(b)	158,442	7,231
United Therapeutics Corp. (a)	8,300	925
Vaxcyte, Inc.	35,000	1,099
		48,609
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson & Co.	33,884	9,533
Boston Scientific Corp. (a)	493,528	19,035
Intuitive Surgical, Inc. (a)	3,100	2,125
		30,693
Health Care Providers & Services - 7.3%
AmerisourceBergen Corp.	94,357	9,454
Cardinal Health, Inc.	296,696	16,206
Centene Corp. (a)	48,800	3,184
Cigna Corp.	183,033	31,608
Covetrus, Inc. (a)	110,519	2,449
CVS Health Corp.	604,493	38,047
McKesson Corp.	195,205	29,312
UnitedHealth Group, Inc.	125,823	38,097
		168,357
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	269,429	296
Pharmaceuticals - 8.4%
Bayer AG	564,162	37,479
Bristol-Myers Squibb Co.	992,825	58,239
Elanco Animal Health, Inc. (a)	72,500	1,713
GlaxoSmithKline PLC sponsored ADR	936,798	37,772
Johnson & Johnson	313,338	45,672
Pliant Therapeutics, Inc.	44,400	1,034
Sanofi SA sponsored ADR	160,400	8,413
TherapeuticsMD, Inc. (a)(b)	1,522,947	2,817
		193,139

TOTAL HEALTH CARE		441,094

INDUSTRIALS - 12.2%
Aerospace & Defense - 0.9%
Airbus Group NV	27,900	2,042
General Dynamics Corp.	39,016	5,725
Huntington Ingalls Industries, Inc.	25,901	4,499
Raytheon Technologies Corp.	44,581	2,527
Safran SA (a)	18,500	1,968
The Boeing Co.	21,188	3,348
		20,109
Air Freight & Logistics - 3.1%
FedEx Corp.	97,673	16,448
United Parcel Service, Inc. Class B	361,461	51,602
XPO Logistics, Inc. (a)	30,204	2,266
		70,316
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	25,600	1,920
Building Products - 0.1%
Johnson Controls International PLC	77,300	2,975
Commercial Services & Supplies - 0.1%
IAA Spinco, Inc. (a)	34,700	1,504
Electrical Equipment - 1.0%
Acuity Brands, Inc.	51,428	5,097
Hubbell, Inc. Class B	36,655	4,947
Vertiv Holdings Co. (a)	77,600	1,125
Vertiv Holdings LLC (a)(c)	850,000	12,325
		23,494
Industrial Conglomerates - 4.5%
3M Co.	39,267	5,909
General Electric Co.	15,922,688	96,651
		102,560
Machinery - 1.1%
Cummins, Inc.	18,900	3,653
Flowserve Corp.	141,470	3,943
Fortive Corp.	82,800	5,812
Otis Worldwide Corp.	54,540	3,422
Stanley Black & Decker, Inc.	26,700	4,094
Westinghouse Air Brake Co.	92,392	5,746
		26,670
Professional Services - 0.0%
Acacia Research Corp. (a)	24,000	95
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	44,352	5,739
Knight-Swift Transportation Holdings, Inc. Class A (b)	390,532	16,984
Lyft, Inc. (a)	96,816	2,830
Ryder System, Inc.	123,100	4,509
		30,062
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	15,800	616

TOTAL INDUSTRIALS		280,321

INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 0.4%
Cisco Systems, Inc.	197,575	9,306
IT Services - 3.1%
Fidelity National Information Services, Inc.	35,800	5,238
Gartner, Inc. (a)	6,900	860
Genpact Ltd.	116,100	4,623
IBM Corp.	33,200	4,082
MasterCard, Inc. Class A	23,792	7,341
Twilio, Inc. Class A (a)	7,800	2,164
Unisys Corp. (a)	385,922	4,589
Visa, Inc. Class A	227,984	43,408
		72,305
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	22,390	2,571
Applied Materials, Inc.	76,552	4,925
Intel Corp.	17,900	854
Lam Research Corp.	8,400	3,168
Marvell Technology Group Ltd.	78,777	2,873
NVIDIA Corp.	591	251
Qualcomm, Inc.	548,754	57,954
		72,596
Software - 9.6%
Autodesk, Inc.(a)	33,609	7,946
Dynatrace, Inc.	72,914	3,050
Elastic NV (a)	53,900	5,185
Microsoft Corp.	798,047	163,608
Parametric Technology Corp. (a)	44,600	3,816
SAP SE sponsored ADR	214,719	34,188
Workday, Inc. Class A (a)	18,900	3,419
		221,212
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	208,493	88,618

TOTAL INFORMATION TECHNOLOGY		464,037

MATERIALS - 2.0%
Chemicals - 1.3%
DuPont de Nemours, Inc.	334,800	17,905
Intrepid Potash, Inc. (a)	833,405	755
Livent Corp. (a)	11,000	69
LyondellBasell Industries NV Class A	47,500	2,970
Nutrien Ltd.	156,456	5,095
PPG Industries, Inc.	36,500	3,929
		30,723
Metals & Mining - 0.7%
BHP Billiton Ltd. sponsored ADR (b)	217,650	11,501
Freeport-McMoRan, Inc.	377,587	4,878
		16,379

TOTAL MATERIALS		47,102

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	19,746	5,161
Equinix, Inc.	7,024	5,517
		10,678
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	26,500	2,786
Southern Co.	59,000	3,222
		6,008
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	92,200	1,753
Sempra Energy	7,264	904
		2,657

TOTAL UTILITIES		8,665

TOTAL COMMON STOCKS
(Cost $2,078,969)		2,239,005

Other - 0.1%
ENERGY - 0.1%
Oil, Gas and Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	5,379,719	251
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	4,645,167	3,019
TOTAL OTHER
(Cost $6,974)		3,270

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.14% (f)	39,742,326	39,754
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	33,066,636	33,070
TOTAL MONEY MARKET FUNDS
(Cost $72,822)		72,824
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,158,765)		2,315,099
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(18,832)
NET ASSETS - 100%		$2,296,267

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,682,000 or 0.8% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$841
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$2,329
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$4,645
Vertiv Holdings LLC	2/6/20	$8,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13
Fidelity Securities Lending Cash Central Fund	249
Total	$262

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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